Common Stock (Details) - Schedule of common stock for future issuance	12 Months Ended
Dec. 31, 2021 shares
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Common stock warrants	191,355
Stock options outstanding	5,475,283
Stock incentive plan shares reserved for future issuance	499,328
Total	25,414,503
Series A Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock	3,438,670
Series B Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock	6,065,646
Series C Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock	1,023,631
Series C-1 Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock	798,399
Series D Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock	3,646,050
Series D-1 Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock	1,515,152
Series D-2 Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock	1,515,151
Series D-3 Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock	1,245,838